Organization and Principal Activities - Schedule of VIE and its subsidiaries financial statements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Variable Interest Entity [Line Items]
Revenues	¥ 2,556,856	$ 401,226	¥ 3,810,660	¥ 2,850,724
Net income/(loss)	(352,882)	(55,375)	208,002	102,834
Net cash (used in)/generated from operating activities	(582,877)	(91,465)	55,243	199,828
Net cash generated from/(used in) investing activities	52,124	8,179	(60,070)	(71,164)
Net cash (used in)/generated from financing activities	584,319	91,692	23,395	2,236
Effect of exchange rate on cash, cash equivalents and restricted cash	(4,221)	(662)	520	(70)
Net increase/(decrease) in cash, cash equivalents and restricted cash	49,345	7,744	19,088	130,830
VIE and its subsidiaries
Variable Interest Entity [Line Items]
Revenues	111,092	43,314	291,744	1,072,305
Net income/(loss)	(149,932)	(23,528)	4,117	31,942
Net cash (used in)/generated from operating activities	(98,792)	(15,503)	(2,736)	83,373
Net cash generated from/(used in) investing activities	79,446	12,467	(17,132)	(64,931)
Net cash (used in)/generated from financing activities	(7,770)	(1,219)	23,315	1,924
Effect of exchange rate on cash, cash equivalents and restricted cash	(160)	(25)	(1)	(74)
Net increase/(decrease) in cash, cash equivalents and restricted cash	¥ (27,276)	$ (4,280)	¥ 3,446	¥ 20,292
Percentage on consolidated revenue	4.00%	4.00%	8.00%	38.00%
Assets	¥ 0
VIE and its subsidiaries | Inter Company [Member]
Variable Interest Entity [Line Items]
Revenues	164,910	$ 25,878	¥ 76,606	¥ 50,521
Net income/(loss)	¥ 147,660	$ 23,171	¥ 75,174	¥ 44,292